UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 40.9%
	COMMERICAL BANKS ― 2.1%
	CIT Group, Inc.
$4,726,000	5.800% (effective 6/15/2022, 3 month U.S. LIBOR +3.972%) (2) , 6/15/2022 (3)	$4,879,595

	DIVERSIFIED BANKING INSTITIUTIONAL ― 22.1%
	Bank of America Corp.
8,163,000	8.000% (effective 1/30/2018, 3 month U.S. LIBOR +3.630%) (2) , 1/30/2018 (3)	8,200,958
3,932,000	8.125% (effective 5/15/2018, 3 month U.S. LIBOR +3.640%) (2), 5/15/2018 (3)	4,015,555
	Citigroup, Inc.
2,946,000	5.800% (effective 11/15/2019, 3 month U.S. LIBOR +4.093%) (2) , 11/15/2019 (3)	3,056,475
8,158,000	5.875% (effective 3/27/2020, 3 month U.S. LIBOR +4.059%) (2) , 3/27/2020 (3)	8,474,122
	Goldman Sachs Group, Inc.
9,630,000	5.375% (effective 5/10/2020, 3 month U.S. LIBOR +3.922%) (2) , 5/10/2020 (3)	9,930,937
744,000	5.000% (effective 11/10/2022, 3 month U.S. LIBOR +2.874%) (2) , 11/10/2022 (3)	733,956
	JPMorgan Chase & Co.
14,594,000	7.900% (effective 4/30/2018, 3 month U.S. LIBOR +3.470%) (2) , 4/30/2018 (3)	14,794,667
2,799,000	5.000% (effective 7/1/2019, 3 month U.S. LIBOR +3.320%) (2) , 7/1/2019 (3)	2,851,145
		52,057,815
	FINANCE - CREDIT CARD ― 4.4%
	American Express Co.
5,351,000	5.200% (effective 11/15/2019, 3 month U.S. LIBOR +3.428%) (2) , 11/15/2019 (3)	5,504,841
4,759,000	4.900% (effective 3/15/2020, 3 month U.S. LIBOR +3.285%) (2) , 3/15/2020 (3)	4,860,129
		10,364,970
	FINANCE - INVESTMENT BANKER/BROKER ― 6.9%
	E*TRADE Financial Corp.
5,951,000	5.875% (effective 9/15/2026, 3 month U.S. LIBOR +4.435%) (2) , 9/15/2026 (3)	7,151,687
2,262,000	5.300% (effective 3/15/2023, 3 month U.S. LIBOR +3.160%) (2) , 3/15/2023 (3)	2,278,965
	Morgan Stanley
6,793,000	5.450% (effective 7/15/2019, 3 month U.S. LIBOR +3.610%) (2) , 7/15/2019 (3)	6,981,506
		16,412,158
	INSURANCE ― 2.2%
	Hartford Financial Services Group, Inc. (The)
4,992,000	8.125% (effective 6/15/2018, 3 month U.S. LIBOR +4.603%) (2) , 6/15/2038	5,129,280

	OIL & GAS ― 2.1%
	Southwestern Energy Co.
4,736,000	7.750%, 10/1/2027	5,061,600

	REAL ESTATE INVESTMENT TRUST ― 1.1%
	Starwood Property Trust, Inc.
2,587,000	4.375%, 4/1/2023 (5)	2,641,974

	TOTAL CORPORATE BONDS
	(Cost $97,075,365)	96,547,392

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Principal
Amount		Value
	MUNICIPAL BONDS ― 0.2%
	Brooklyn Arena Local Development Corp.
$20,000	6.250%, 7/15/2040 (4)	$21,832
370,000	6.375%, 7/15/2043 (4)	404,813

	TOTAL MUNICIPAL BONDS
	(Cost $448,111)	426,645

	U.S. GOVERNMENT NOTES ― 3.1%
	United States Treasury Notes
5,000	2.750%, 2/28/2018	5,011
7,292,000	1.000%, 8/15/2018	7,263,373

	TOTAL U.S. GOVERNMENT NOTES
	(Cost $7,270,662)	7,268,384

Number of
Shares		Value
	CLOSED-END FUNDS ― 11.7%
1,291,048	Invesco Senior Income Trust	5,667,701
1,810,836	Nuveen Credit Strategies Income Fund	14,885,072
1,383,955	Western Asset High Income Opportunity Fund, Inc.	7,016,652

	TOTAL CLOSED-END FUNDS
	(Cost $28,647,176)	27,569,425

	EXCHANGE TRADED FUNDS ― 14.8%
209,856	BlackRock Corporate High Yield Fund, Inc.	2,295,825
312,379	iShares U.S. Preferred Stock ETF	11,892,269
614,747	ProShares UltraShort 20+ Year Treasury (6)	20,766,154

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $37,314,962)	34,954,248

Number of
Shares	PREFERRED STOCKS ― 28.1%	Value
	COMMERICAL BANKS ― 3.3%
	GMAC Capital Trust I
88,928	7.201% (1) (3 month U.S. LIBOR +5.785%) (2) , 2/15/2040	2,307,682
	Valley National Bancorp
207,039	5.500% (effective 9/30/2022, 3 month U.S. LIBOR +3.578%) (2) , 9/30/2022 (3)	5,476,182
		7,783,864
	DIVERSIFIED BANKING INSTITIUTIONAL ― 2.1%
	Citigroup Capital XIII
175,251	7.750% (1) (3 month U.S. LIBOR +6.370%) (2) , 10/30/2040	4,815,897

	INVESTMENT MANAGEMENT / ADVISOR SERVICES ― 4.4%
	Ares Management LP
391,374	7.000%, 6/30/2021 (3)	10,371,411

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Number of
Shares		Value
	OIL & GAS ― 9.0%
	Anadarko Petroleum Corp.
158,048	7.500%, 6/7/2018 (5)	$5,477,944
	Hess Corp.
107,750	8.000%, 2/1/2019 (5)	6,236,570
	Southwestern Energy Co.
311,019	6.250%, 1/15/2018 (5)	3,701,126
	WPX Energy, Inc.
94,698	6.250%, 7/31/2018 (5)	5,857,071
		21,272,711
	PIPELINES ― 2.4%
	Kinder Morgan, Inc. DE
148,659	9.750%, 10/26/2018 (5)	5,643,096

	REAL ESTATE INVESMTMENT TRUSTS ― 5.5%
	Annaly Capital Management, Inc.
280,782	6.950% (effective 9/30/2022, 3 month U.S. LIBOR +4.993%) (2) , 9/30/2022 (3)	7,249,791
	Digital Realty Trust, Inc.
126,767	7.375%, 3/26/2019 (3)	3,380,876
	Two Harbors Investment Corp.
91,158	7.625% (effective 7/27/2027, 3 month U.S. LIBOR +5.352%) (2) , 7/27/2027 (3)	2,393,809
		13,024,476
	UTILITIES ― 1.4%
	Entergy Arkansas, Inc.
102,018	4.900%, 12/1/2052	2,570,854
31,159	4.875%, 9/1/2066	783,026
		3,353,880
	TOTAL PREFERRED STOCKS
	(Cost $67,039,668)	66,265,335

	TOTAL INVESTMENTS ― 98.8%
	(Cost $237,795,944)	233,031,429
	Other Assets in Excess of Liabilities ― 1.2%	2,803,695
	TOTAL NET ASSETS ― 100.0%	$235,835,124

Percentages are stated as a percent of net assets.

(1) Variable Rate security. Rates disclosed as of December 31, 2017.
(2) Fixed to floating rate. Effective date of change and formula disclosed.
(3) Perpetual Bond with no stated maturity date. Date provided is next call date.
(4) Pre-Refunded bond is escrowed with U.S. government obligations and/or U.S. government agency securities and is considered by the manager to be triple-A rated even if issuer has not applied from new ratings.
(5) Convertible.
(6) Non Income Producing.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2017:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$96,547,392	$-	$96,547,392
Municipal Bonds	-	426,645	-	426,645
U.S. Government Notes	7,268,384	-	-	7,268,384
Closed-End Funds	27,569,425	-	-	27,569,425
Exchange Traded Funds	34,954,248	-	-	34,954,248
Preferred Stocks	66,265,335	-	-	66,265,335
Total	$136,057,392	$96,974,037	$-	$233,031,429

Please refer to the Schedule of investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  U.S. Government Notes totaling $7,268,384 were transferred from Level 2 to Level 1 during the period as management has determined that valuations utilized meet the requirements to be classified as Level 1.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date February 26, 2018